CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (6,444)	$ (6,798)	$ (10,609)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Depreciation	351	394	497
Goodwill impairment			3,096
Stock-based compensation related to options granted to employees, non-employees and directors	(2)	33	332
Accrued interest and amortization of premium on marketable securities	1	4	149
Loss (gain) on marketable securities	(689)	308	70
Accrued severance pay, net	6	24	(39)
Decrease in trade receivables	698	1,799	868
Decrease in other current assets and prepaid expenses	142	209	840
Increase (decrease) in trade payables	(600)	82	(109)
Increase (decrease) in accrued expenses and other liabilities	173	(167)	(439)
Increase (decrease) in deferred revenues	1,591	(290)	388
Decrease in other long-term liabilities		(44)	(79)
Other	9	14	54
Net cash used in operating activities	(4,764)	(4,432)	(4,981)
Cash flow from investing activities:
Investment in marketable securities			(10,992)
Proceeds from the sale of marketable securities	5,590	1,629	9,711
Purchase of property and equipment	(81)	(177)	(424)
Proceeds from sale of property and equipment	1	5	10
Decrease (increase) in restricted cash	(16)	6	64
Net cash provided by (used in) investing activities	5,494	1,463	(1,631)
Cash flow from financing activities:
Proceeds from exercise of stock options			75
Net cash provided by financing activities			75
Effect of exchange rate changes on cash flows	13	(32)	(142)
Increase (decrease) in cash and cash equivalents	743	(3,001)	(6,679)
Cash and cash equivalents at the beginning of the year	2,944	5,945	12,624
Cash and cash equivalents at the end of the year	3,687	2,944	5,945
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes on income	65	78	213
Non-cash investing information:
Investment in leasehold improvements upon accrued expenses and other liabilities	40
Investment in leasehold improvements upon other long-term liabilities	$ 168